Income Tax - Reconciliation of Deferred Tax Assets, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Deferred Tax Liability Asset [Abstract]
Opening balance	$ (200)	$ (6)	$ (132)
Tax (expenses)/benefit during the period recognized in profit or loss	(730)	(374)	55
Tax benefit during the period recognized in other comprehensive income	318	11	166
Exchange difference on translation foreign operations	93	169	(95)
Closing balance	$ (519)	$ (200)	$ (6)